UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity ® Money Market Trust
Retirement Government
Money Market Portfolio

May 31, 2006

1.802204.102

RGM-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 25.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Fannie Mae - 10.7%
Agency Coupons - 10.2%
6/21/06	4.81% (a)	$ 185,000	$ 184,960
6/22/06	4.81 (a)	281,000	280,903
			465,863
Discount Notes - 0.5%
3/15/07	5.25	14,770	14,179
3/30/07	5.25	8,430	8,076
			22,255
			488,118
Federal Home Loan Bank - 5.9%
Agency Coupons - 5.9%
6/13/06	4.77 (a)	160,000	159,996
8/2/06	5.04 (a)	45,000	44,995
3/5/07	5.30	35,345	35,244
4/25/07	5.33	29,905	29,850
			270,085
Freddie Mac - 8.5%
Discount Notes - 8.5%
7/25/06	4.01	48,600	48,319
7/25/06	4.60	31,965	31,749
7/25/06	4.61	28,920	28,725
9/27/06	4.26	50,000	49,331
10/17/06	4.53	43,784	43,056
10/23/06	4.90	31,685	31,084
12/1/06	4.72	39,200	38,301
1/9/07	4.75	17,385	16,898
1/17/07	4.76	30,990	30,090
1/18/07	5.10	45,000	43,585
1/19/07	4.81	31,075	30,154
			391,292
TOTAL FEDERAL AGENCIES			1,149,495
U.S. Treasury Obligations - 1.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 1.6%
8/3/06	4.50%	$ 43,385	$ 43,051
8/3/06	4.53	31,160	30,918
TOTAL U.S. TREASURY OBLIGATIONS			73,969
Repurchase Agreements - 73.2%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 5/31/06 due 6/1/06 at 5.06% (b)	$ 3,347,735	3,347,265
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,570,729)		4,570,729
NET OTHER ASSETS - 0.1%		5,425
NET ASSETS - 100%		$ 4,576,154
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$3,347,265,000 due 6/1/06 at 5.06%
Banc of America Securities LLC.	$ 214,687
Bank of America, National Association	858,747
BNP Paribas Securities Corp.	486,623
Credit Suisse First Boston LLC	540,593
Greenwich Capital Markets, Inc.	143,125
HSBC Securities (USA), Inc.	286,249
Morgan Stanley & Co. Incorporated.	479,467
Societe Generale, New York Branch	94,462
WestLB AG	243,312
$ 3,347,265
Income Tax Information
At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $4,570,729,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Money Market Trust
Retirement Money Market
Portfolio

May 31, 2006

1.802205.102

RMM-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Alliance Capital Management LP
8/15/06	5.23%	$ 7,000	$ 7,005
PNC Funding Corp.
8/1/06	4.79	13,500	13,521
8/1/06	4.82	15,000	15,023
Sprint Capital Corp.
8/17/06	4.84	21,135	21,132
TOTAL CORPORATE BONDS			56,681
Certificates of Deposit - 23.3%

Domestic Certificates Of Deposit - 0.4%
Countrywide Bank, Alexandria Virginia
8/15/06	5.18 (c)	42,000	41,999
Huntington National Bank, Columbus
7/24/06	5.11	15,000	15,000
			56,999
London Branch, Eurodollar, Foreign Banks - 11.0%
Banca Intesa Spa
6/8/06	5.05	184,000	184,000
Barclays Bank PLC
6/26/06	5.05	313,000	313,000
7/19/06	4.00	75,000	75,000
Calyon
7/17/06	4.00	75,000	75,000
7/18/06	4.00	75,000	75,000
2/12/07	5.00	70,000	70,000
Credit Agricole SA
7/18/06	4.00	75,000	75,000
2/5/07	4.90	80,000	80,000
Credit Industriel et Commercial
1/16/07	4.81	160,000	160,000
1/25/07	4.81	158,000	158,000
2/6/07	4.97	80,000	80,000
Deutsche Bank AG
11/14/06	5.25	100,000	100,000
1/30/07	4.86	90,000	90,000
Norddeutsche Landesbank
6/5/06	5.04	105,000	105,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - continued
Societe Generale
6/19/06	5.05%	$ 13,000	$ 13,000
11/21/06	5.25	50,000	49,972
Unicredito Italiano Spa
6/2/06	5.05	25,000	25,000
7/21/06	5.12	20,000	19,997
			1,747,969
New York Branch, Yankee Dollar, Foreign Banks - 11.9%
Bank Tokyo-Mitsubishi UFJ Ltd.
6/29/06	5.07	108,000	108,000
Barclays Bank PLC
6/29/06	5.05	99,000	99,000
BNP Paribas SA
8/30/06	4.25	22,710	22,710
Canadian Imperial Bank of Commerce
6/15/06	5.16 (c)	155,000	155,002
6/23/06	5.06 (c)	50,000	50,000
6/23/06	5.06 (c)	25,000	25,000
Credit Industriel et Commercial
11/22/06	5.30	50,000	50,000
Credit Suisse First Boston New York Branch
6/19/06	5.06 (c)	90,000	90,000
6/26/06	4.93 (c)	140,000	140,000
7/19/06	5.05 (c)	100,000	100,000
Credit Suisse Group
6/4/07	5.40	79,000	79,000
Deutsche Bank AG
6/5/06	4.80 (c)	110,000	110,000
DZ Bank AG Deutsche Genosbank
7/5/06	5.00	34,000	34,000
Eurohypo AG
6/29/06	4.82	66,000	66,000
8/7/06	4.84 (a)	65,000	65,000
8/8/06	5.05 (a)	26,000	26,000
Mizuho Corporate Bank Ltd.
6/12/06	5.06	51,000	51,000
6/29/06	5.08	103,000	103,000
6/30/06	5.08	102,000	102,000
Skandinaviska Enskilda Banken AB
7/6/06	4.97 (c)	200,000	199,997
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Sumitomo Mitsui Banking Corp.
6/5/06	5.04%	$ 30,000	$ 30,000
6/8/06	5.06	30,500	30,500
6/12/06	5.06	100,000	100,000
6/15/06	5.06	21,000	21,000
6/26/06	5.06	25,000	25,000
			1,882,209
TOTAL CERTIFICATES OF DEPOSIT			3,687,177
Commercial Paper - 22.5%

ALLTEL Corp.
8/2/06	5.17 (b)	26,000	25,772
8/2/06	5.18 (b)	26,000	25,771
Aquifer Funding LLC
6/5/06	5.04	60,000	59,967
6/6/06	5.04	201,396	201,256
AT&T, Inc.
6/5/06	5.03	26,000	25,986
6/28/06	5.08	26,000	25,902
Bavaria TRR Corp.
6/1/06	5.05	55,000	55,000
6/12/06	5.06	99,000	98,847
6/26/06	5.06	92,000	91,678
6/26/06	5.07	50,000	49,825
6/29/06	5.07	70,000	69,725
Bradford & Bingley PLC
6/12/06	5.06	15,000	14,977
7/10/06	5.10	15,000	14,918
British Telecommunications PLC
6/21/06	5.12	20,000	19,943
7/11/06	5.16	12,000	11,932
Capital One Multi-Asset Execution Trust
6/22/06	5.06	35,000	34,897
Citibank Credit Card Master Trust I (Dakota Certificate Program)
6/22/06	5.05	85,200	84,951
Citigroup Funding, Inc.
6/22/06	5.05	30,000	29,912
6/26/06	5.07	55,000	54,807
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
ConocoPhillips
6/1/06	5.07%	$ 12,000	$ 12,000
6/8/06	5.09	2,000	1,998
6/19/06	5.02	5,000	4,988
6/21/06	5.02	5,000	4,986
Countrywide Financial Corp.
6/1/06	5.04	50,000	50,000
Cullinan Finance Corp.
11/22/06	5.30 (b)	25,000	24,377
CVS Corp.
6/6/06	5.13	15,000	14,989
7/27/06	5.22	23,000	22,815
7/28/06	5.22	15,000	14,877
8/10/06	5.25	8,000	7,919
DaimlerChrysler NA Holding Corp.
6/6/06	5.17	8,000	7,994
6/13/06	5.16	40,000	39,932
6/16/06	5.17	4,000	3,991
6/16/06	5.18	19,000	18,959
6/20/06	5.18	8,000	7,978
6/26/06	5.19	17,322	17,260
6/28/06	5.21	12,000	11,953
6/30/06	5.21	8,000	7,967
Dominion Resources, Inc.
6/1/06	5.08	12,000	12,000
6/15/06	5.11	12,000	11,976
6/22/06	5.11	11,000	10,967
6/26/06	5.12	27,000	26,905
Emerald (MBNA Credit Card Master Note Trust)
7/6/06	5.00	40,000	39,808
7/7/06	5.00	15,000	14,926
FCAR Owner Trust
6/20/06	5.04	40,000	39,894
6/23/06	5.05	50,000	49,847
7/17/06	4.76	85,000	84,495
7/25/06	4.75	25,000	24,826
10/27/06	5.24	50,000	48,950
Fortune Brands, Inc.
6/5/06	4.99	3,000	2,998
6/5/06	5.00	3,000	2,998
6/12/06	5.02	10,000	9,985
6/13/06	5.03	20,000	19,967
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Fortune Brands, Inc. - continued
6/19/06	5.11%	$ 5,000	$ 4,987
7/11/06	5.12	10,000	9,944
7/17/06	5.14	10,000	9,935
7/19/06	5.18	3,000	2,979
7/25/06	5.18	12,000	11,908
8/1/06	5.22	5,000	4,956
France Telecom SA
6/19/06	5.06 (b)	15,950	15,910
6/19/06	5.07 (b)	5,000	4,987
6/23/06	5.10 (b)	11,900	11,863
7/11/06	5.11 (b)	8,000	7,955
7/18/06	5.11 (b)	8,000	7,947
7/26/06	5.18 (b)	12,000	11,906
8/1/06	5.19 (b)	9,000	8,922
8/2/06	5.20 (b)	8,000	7,929
8/21/06	5.25 (b)	4,000	3,953
General Electric Capital Corp.
6/23/06	5.04	104,000	103,682
Giro Funding US Corp.
6/2/06	5.03	100,000	99,986
6/19/06	5.06	10,000	9,975
6/23/06	5.06	25,000	24,923
Govco, Inc.
8/28/06	5.20	55,000	54,310
John Deere Capital Corp.
6/20/06	5.11	7,000	6,981
6/22/06	5.10	5,000	4,985
Kellogg Co.
6/8/06	4.95	4,800	4,795
6/19/06	5.04	8,000	7,980
6/26/06	4.97	5,000	4,983
6/27/06	5.11	10,000	9,963
7/25/06	5.14	11,000	10,916
Market Street Funding Corp.
6/9/06	5.05	10,000	9,989
6/23/06	5.05	20,000	19,939
6/26/06	5.05	57,485	57,284
Monument Gardens Funding
6/20/06	5.06	105,000	104,721
6/22/06	5.06	36,208	36,102
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Motown Notes Program
6/12/06	5.08%	$ 15,000	$ 14,977
6/23/06	5.08	30,000	29,907
7/5/06	5.00	12,000	11,944
7/5/06	5.01	65,000	64,696
Nissan Motor Acceptance Corp.
6/2/06	5.09	2,000	2,000
6/9/06	5.11	23,500	23,473
Paradigm Funding LLC
6/15/06	5.05	20,000	19,961
6/22/06	5.05	135,433	135,036
6/26/06	5.04	75,000	74,739
Park Granada LLC
6/16/06	5.05	45,000	44,906
Sprint Nextel Corp.
6/9/06	5.10	15,000	14,983
Strand Capital LLC
6/12/06	5.05	20,000	19,969
7/7/06	5.00	10,000	9,951
Stratford Receivables Co. LLC
6/6/06	5.05	45,000	44,969
6/7/06	5.05	52,763	52,719
6/9/06	5.05	35,000	34,961
6/9/06	5.06	5,000	4,994
6/14/06	5.06	20,000	19,964
6/15/06	5.06	30,000	29,941
6/16/06	5.06	100,000	99,790
6/20/06	5.06	20,000	19,947
6/20/06	5.07	24,753	24,687
6/21/06	5.06	50,428	50,287
6/22/06	5.06	35,000	34,897
6/23/06	5.06	25,000	24,923
6/27/06	5.07	40,000	39,854
The Walt Disney Co.
7/18/06	5.07	41,000	40,732
Time Warner, Inc.
6/1/06	5.09 (b)	8,000	8,000
6/6/06	5.11 (b)	16,000	15,989
6/26/06	5.15 (b)	15,000	14,947
8/2/06	5.22 (b)	16,000	15,858
Variable Funding Capital Co. LLC
6/16/06	5.05 (b)	40,000	39,916
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Viacom, Inc.
6/1/06	5.28% (b)	$ 1,000	$ 1,000
6/2/06	5.28 (b)	4,500	4,499
6/5/06	5.29 (b)	1,700	1,699
6/6/06	5.29 (b)	5,400	5,396
6/7/06	5.28 (b)	1,243	1,242
6/12/06	5.28 (b)	5,000	4,992
6/14/06	5.28 (b)	19,000	18,964
Weatherford International Ltd.
6/1/06	4.95 (b)	9,500	9,500
6/12/06	5.02 (b)	4,000	3,994
6/13/06	5.11 (b)	14,957	14,932
6/14/06	5.12 (b)	16,000	15,971
Whirlpool Corp.
6/1/06	5.10	8,000	8,000
6/19/06	5.05	7,000	6,982
Xcel Energy, Inc.
10/17/06	5.35	16,000	15,680
TOTAL COMMERCIAL PAPER			3,565,954
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills - 0.4%
8/3/06	4.50	72,230	71,674
Bank Notes - 0.4%

M&I Marshall & Ilsley Bank
6/15/06	5.06 (c)	15,000	15,000
12/15/06	4.80	45,000	45,084
TOTAL BANK NOTES			60,084
Master Notes - 3.2%

Bear Stearns Companies, Inc.
6/7/06	5.13 (c)(e)	35,000	35,000
Goldman Sachs Group, Inc.
6/9/06	5.13 (c)(e)	135,000	135,000
Master Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Goldman Sachs Group, Inc. - continued
6/12/06	5.14% (c)(e)	$ 228,000	$ 228,000
8/29/06	5.26 (c)(e)	110,000	110,000
TOTAL MASTER NOTES			508,000
Medium-Term Notes - 26.9%

AIG Matched Funding Corp.
6/15/06	4.93 (c)	50,000	50,000
6/15/06	4.93 (c)	45,000	45,000
7/3/06	5.00 (c)	50,000	50,000
7/3/06	5.00 (c)	30,000	30,000
7/11/06	5.04 (c)	50,000	50,000
7/11/06	5.04 (c)	30,000	30,000
7/24/06	5.10 (c)	85,000	85,000
Allstate Life Global Funding II
6/8/06	5.12 (b)(c)	20,000	20,000
6/15/06	5.10 (b)(c)	15,000	15,000
6/15/06	5.14 (b)(c)	20,000	20,000
6/27/06	5.08 (b)(c)	17,000	17,000
American Express Credit Corp.
6/20/06	5.13 (b)(c)	50,000	49,993
ASIF Global Financing XXX
6/23/06	5.09 (b)(c)	80,000	80,000
Australia & New Zealand Banking Group Ltd.
6/23/06	5.06 (b)(c)	50,000	50,000
6/23/06	5.06 (b)(c)	4,000	4,000
Bayerische Landesbank Girozentrale
7/17/06	5.05 (c)	135,000	135,000
8/21/06	5.18 (c)	125,000	125,000
BellSouth Corp.
4/26/07	5.41 (b)	125,000	123,701
BMW U.S. Capital LLC
6/15/06	5.08 (c)	24,000	24,000
Commonwealth Bank of Australia
6/26/06	5.05 (c)	50,000	50,000
6/26/06	5.05 (c)	7,000	7,000
ConocoPhillips
7/11/06	5.03 (c)	32,000	32,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Countrywide Bank, Alexandria Virginia
6/15/06	5.09% (c)	$ 34,000	$ 33,999
DnB NOR ASA
6/25/06	5.08 (b)(c)	40,000	40,000
Eli Lilly Services, Inc.
6/1/06	4.99 (b)(c)	40,000	40,000
General Electric Capital Corp.
6/7/06	5.09 (c)	191,000	191,000
6/9/06	5.18 (c)	100,000	100,000
6/19/06	5.18 (c)	158,000	158,015
Genworth Life Insurance Co.
6/1/06	5.08 (c)(e)	30,000	30,000
HBOS Treasury Services PLC
6/26/06	5.00 (c)	145,000	145,000
8/21/06	5.26 (b)(c)	15,000	15,004
HSBC Finance Corp.
6/6/06	5.06 (c)	50,000	50,000
6/6/06	5.06 (c)	50,000	50,000
6/6/06	5.06 (c)	50,000	50,000
6/26/06	5.11 (c)	50,000	50,000
6/26/06	5.11 (c)	12,000	12,000
HSH Nordbank AG
6/23/06	5.08 (b)(c)	50,000	50,000
6/23/06	5.08 (b)(c)	14,000	14,000
ING USA Annuity & Life Insurance Co.
6/26/06	5.03 (c)(e)	33,000	33,000
MBIA Global Funding LLC
7/17/06	5.03 (b)(c)	27,000	27,000
Merrill Lynch & Co., Inc.
6/5/06	5.11 (c)	35,000	35,025
6/15/06	5.06 (c)	50,000	50,000
6/15/06	5.06 (c)	21,000	21,000
Metropolitan Life Insurance Co.
6/6/06	5.08 (b)(c)	42,652	42,652
6/6/06	5.08 (b)(c)	13,000	13,000
Morgan Stanley
6/1/06	5.17 (c)	20,000	20,000
6/5/06	5.11 (c)	35,000	35,000
6/15/06	5.11 (c)	46,000	46,000
6/27/06	5.16 (c)	90,000	90,002
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Pacific Life Global Funding
6/5/06	5.10% (b)(c)	$ 15,000	$ 15,000
6/13/06	5.10 (c)	10,000	10,000
RACERS
6/22/06	5.10 (b)(c)	140,000	140,000
Royal Bank of Canada
6/12/06	5.11 (c)	15,000	15,000
Royal Bank of Scotland PLC
6/21/06	5.07 (b)(c)	50,000	50,000
6/21/06	5.07 (b)(c)	50,000	50,000
6/21/06	5.07 (b)(c)	50,000	50,000
6/21/06	5.07 (b)(c)	50,000	50,000
6/21/06	5.07 (b)(c)	30,000	30,000
SBC Communications, Inc.
6/5/06	4.02 (b)	41,575	41,577
Security Life of Denver Insurance Co.
8/29/06	5.30 (c)(e)	23,000	23,000
Sigma Finance, Inc.
6/9/06	5.05 (b)	77,000	76,972
Travelers Insurance Co.
7/1/06	4.92 (c)(e)	35,000	35,000
8/17/06	5.26 (c)(e)	10,000	10,000
8/18/06	5.26 (c)(e)	10,000	10,000
UniCredito Italiano Bank (Ireland) PLC
6/15/06	5.09 (b)(c)	125,000	125,000
Verizon Global Funding Corp.
6/15/06	5.02 (b)(c)	315,000	315,002
Wachovia Asset Securitization Issuance LLC
6/26/06	5.07 (b)(c)	17,238	17,238
Washington Mutual Bank
8/25/06	5.19 (c)	40,000	40,000
8/31/06	5.21 (c)	98,000	98,000
Washington Mutual Bank FA
6/15/06	5.06 (c)	24,000	24,000
Washington Mutual Bank, California
6/20/06	4.91 (c)	50,000	50,000
6/20/06	4.91 (c)	12,000	12,000
6/20/06	4.91 (c)	25,000	25,000
7/26/06	4.98 (c)	115,000	114,999
Wells Fargo & Co.
6/2/06	5.07 (c)	60,000	60,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Wells Fargo & Co. - continued
6/15/06	5.07% (c)	$ 147,500	$ 147,500
WestLB AG
6/12/06	5.12 (b)(c)	50,000	50,000
6/12/06	5.12 (b)(c)	17,000	17,000
Westpac Banking Corp.
6/12/06	4.93 (c)	30,000	30,000
TOTAL MEDIUM-TERM NOTES			4,266,679
Short-Term Notes - 2.5%

Hartford Life Insurance Co.
6/1/06	4.97 (c)(e)	41,000	41,000
Jackson National Life Insurance Co.
7/1/06	5.13 (c)(e)	36,000	36,000
Metropolitan Life Insurance Co.
6/28/06	5.19 (b)(c)	20,000	20,000
7/3/06	5.11 (c)(e)	45,000	45,000
8/1/06	5.29 (c)(e)	20,000	20,000
Monumental Life Insurance Co.
6/1/06	5.16 (c)(e)	10,000	10,000
6/1/06	5.19 (c)(e)	45,000	45,000
New York Life Insurance Co.
6/30/06	5.06 (c)(e)	125,000	125,000
Transamerica Occidental Life Insurance Co.
8/1/06	5.32 (c)(e)	55,000	55,000
TOTAL SHORT-TERM NOTES			397,000
Asset-Backed Securities - 0.2%

Wind Master Trust Notes
9/25/06	4.96 (b)(c)	12,000	12,000
Wind Trust
2/25/07	5.08 (b)(c)	14,000	14,000
TOTAL ASSET-BACKED SECURITIES			26,000
Municipal Securities - 0.9%
		Principal Amount (000s)	Value (000s)

California Statewide Cmntys. Dev. Auth. Rev. TRAN Series C3, 3.93% 6/30/06		$ 31,895	$ 31,895
LoanStar Assets Partners LP Student Ln. Rev. Series A, 5.07%, LOC State Street Bank & Trust Co., Boston, VRDN (c)		75,000	75,000
Michigan Gen. Oblig. Bonds (Multi-Modal School Ln. Prog.) Series 2005 B, 4.64% tender 10/11/06 (Liquidity Facility DEPFA BANK PLC), CP mode		31,000	31,000
TOTAL MUNICIPAL SECURITIES			137,895
Repurchase Agreements - 19.6%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 5/31/06 due 6/1/06 at 5.06%	$ 960	960
With:
Banc of America Securities LLC at 5.1%, dated 5/31/06 due 6/1/06 (Collateralized by Mortgage Loan Obligations valued at $262,500,001, 0% - 6.5%, 2/25/08 - 6/10/48)	250,035	250,000
Barclays Capital, Inc. at 5.14%, dated 5/31/06 due 6/1/06 (Collateralized by Corporate Obligations valued at $59,715,948, 1% - 4.9%, 8/15/08 - 12/15/35 and by Equity Securities valued at $255,284,086)	300,043	300,000
Citigroup Global Markets, Inc. at 5.12%, dated 5/31/06 due 6/1/06 (Collateralized by Corporate Obligations valued at $602,820,000, 3.75% - 9.32%, 11/16/07 - 10/19/39)	591,084	591,000
Credit Suisse First Boston, Inc. at 5.13%, dated 5/31/06 due 6/1/06 (Collateralized by Corporate Obligations valued at $63,241,038, 3.88% - 9%, 1/22/08 - 4/1/36)	62,009	62,000
Goldman Sachs & Co. at 5.16%, dated:
5/23/06 due 8/21/06 (Collateralized by Corporate Obligations valued at $204,000,000, 5.84% - 9.32%, 6/15/12 - 2/25/46) (c)(d)	202,580	200,000
5/31/06 due 6/1/06 (Collateralized by Municipal Bond Obligations valued at $117,300,000, 2.93% - 5.75%, 2/1/08 - 7/1/41)	115,016	115,000
J.P. Morgan Securities, Inc. at 5.16%, dated 5/11/06 due 6/30/06 (Collateralized by Corporate Obligations valued at $216,453,901, 1.76% - 10.5%, 2/1/07 - 12/1/28) (c)(d)	206,469	205,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
5.16%, dated 5/31/06 due 6/1/06 (Collateralized by Equity Securities valued at $474,765,328)	$ 452,065	$ 452,000
5.19%, dated 4/21/06 due 7/19/06 (Collateralized by Corporate Obligations valued at $241,916,034, 0% - 13.5%, 8/1/06 - 12/15/29) (c)(d)	232,951	230,000
Morgan Stanley & Co. at 5.13%, dated 5/11/06 due 6/30/06 (Collateralized by Corporate Obligations valued at $106,236,262, 4.00% - 11.25%, 10/1/07 - 10/1/11)	100,713	100,000
Wachovia Securities, Inc. at 5.13%, dated 5/31/06 due 6/1/06 (Collateralized by Mortgage Loan Obligations valued at $612,000,000, 0.05% - 9.64%, 11/19/07 - 6/10/48)	600,086	600,000
TOTAL REPURCHASE AGREEMENTS		3,105,960
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $15,883,104)		15,883,104
NET OTHER ASSETS - (0.3)%		(55,174)
NET ASSETS - 100%		$ 15,827,930
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,029,330,000 or 12.8% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,026,000,000 or 6.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 5.13%, 6/7/06	5/1/06	$ 35,000
Genworth Life Ins Co. 5.08%, 6/1/06	4/3/06	$ 30,000
Goldman Sachs Group, Inc.: 5.13%, 6/9/06	1/9/06	$ 135,000
5.14%, 6/12/06	10/11/05 - 11/10/05	$ 228,000
5.26%, 8/29/06	8/26/04	$ 110,000
Hartford Life Insurance Co. 4.97%, 6/1/06	12/16/03	$ 41,000
ING USA Annuity & Life Insurance Co. 5.03%, 6/26/06	6/23/05	$ 33,000
Jackson National Life Insurance Co. 5.13%, 7/1/06	3/31/03	$ 36,000
Metropolitan Life Insurance Co.: 5.11%, 7/3/06	3/26/02	$ 45,000
5.29%, 8/1/06	2/24/03	$ 20,000
Security	Acquisition Date	Cost (000s)
Monumental Life Insurance Co.: 5.16%, 6/1/06	7/31/98	$ 10,000
5.19%, 6/1/06	3/12/99	$ 45,000
New York Life Insurance Co. 5.06%, 6/30/06	2/28/02 - 12/19/02	$ 125,000
Security Life of Denver Insurance Co. 5.3%, 8/29/06	8/26/05	$ 23,000
Transamerica Occidental Life Insurance Co. 5.32%, 8/1/06	4/28/00	$ 55,000
Travelers Insurance Co.: 4.92%, 7/1/06	3/31/06	$ 35,000
5.26%, 8/17/06	5/16/06	$ 10,000
5.26%, 8/18/06	8/18/05	$ 10,000
Income Tax Information
At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $15,883,104,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 18, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	July 18, 2006